ORGANIZATION	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

(a) Principal activities

Digital Currency X Technology Inc. (“Digital Currency X” or the “Company”), formerly known as Chijet Motor Company, Inc. (“Chijet Motor”), was incorporated on June 22, 2022 as a Cayman Islands exempted company. Digital Currency X, collectively with its subsidiaries (“the Group”) was engaged in the development, manufacture, sales, and service of new energy vehicles, hybrid vehicles and traditional fuel vehicles in China. However, the disposal of its former principal operating entities was completed on March 20, 2026 (as discussed in Note 5 — Discontinued Operations). In November 2025, the Company commenced a strategic transformation toward the digital asset sector. As the core of its new business, DexTrader was launched in 2026 as an information service that aggregates and displays publicly available on-chain and market data relating to decentralized exchanges. Operated under NexFi Inc, DexTrader is positioned solely as a data and information service and does not facilitate any asset transactions. As of the date of this report, DexTrader remains in its early operational phase, focused on user acquisition and product optimization, and has not yet generated any revenues.

(b) Reorganization of ordinary shares and share exchange

On January 10, 2025, the Company completed the redesignation of authorized share capital from one class of ordinary shares to two classes of ordinary shares (the “Reclassification”). Each Class A Ordinary Share entitles the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share entitles the holder thereof to 20 votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares rank pari passu with one another and have the same rights, preferences, privileges and restrictions.

In March 2025, the Company issued an aggregate of 1,334 Class B Ordinary Shares to two of its existing shareholders, Chijet Holdings Limited and Euroamer Kaiwan Technology Company Limited, pursuant to a Share Exchange Agreement dated as of March 16, 2025 among the Company and two shareholders. In exchange for the Class B Ordinary Shares, the two shareholders returned an aggregate of 1,354 Class A Ordinary Shares of the Company to the Company, which were subsequently canceled, retired and reverted to authorized but unissued Class A Ordinary Shares.

In May 2026, the Company’s shareholders approved at an extraordinary general meeting two successive corporate transactions: (i) the Share Capital Reduction and Reorganization and (ii) the subsequent Share Capital Increase. The Share Capital Reduction and Reorganization comprised two linked steps. First, the par value of issued Class A and Class B Ordinary Shares fell from US$3.60 to US$0.0001, with the related surplus recorded as additional paid-in capital. Second, authorized-but-unissued shares were split at 1-for-36,000, and excess unissued shares were cancelled. Upon completion of the Share Capital Reduction and Reorganization, authorized share capital stood at US$83,333.33. Immediately afterwards, the Company raised authorized capital to US$300,000 (“the Share Capital Increase”). These transactions only adjusted the par value of issued shares and the quantity of authorized-but-unissued shares, with no impact on the paid-in capital of issued shares or total shareholders’ equity.

As of June 30, 2026, the total amount of authorized share capital was US$300,000, comprising (a) 2,994,600,000 Class A Ordinary Shares with a par value of US$0.0001 each, and (b) 5,400,000 Class B Ordinary Shares with a par value of US$0.0001 each.

(c) Share consolidations

On June 28, 2024, the Company declared a 1-for-30 share consolidation of its ordinary shares (the “2024 Share Consolidation”) that became effective on July 8, 2024.

On September 24, 2025, the Company declared a 1-for-100 share consolidation of its ordinary shares (the “2025 Share Consolidation”) that became effective on November 3, 2025.

On December 24, 2025, the Company declared a 1-for-12 share consolidation of its ordinary shares (the “2026 Share Consolidation”) that became effective on January 22, 2026.

No fractional shares were issued in connection with the above Share Consolidations. Any resulting fractional shares were rounded up by the Company. Unless otherwise indicated, all share and share-related information presented in these financial statements, including all shares, treasury shares, warrants, per share data and share prices set forth in the unaudited condensed consolidated financial statements and notes, have been retroactively adjusted to reflect the decreased number of shares and the increased price per share resulting from the Share Consolidations.

(d) Consolidation scope

The Company’s history and reorganization are disclosed in its audited consolidated financial statements included in its Form 20-F for the year ended December 31, 2025. There have been no significant changes to the overall structure during the current interim period, except the disposal of its former principal operating entities.

The accompanying unaudited condensed consolidated financial statements reflect the activities of Digital Currency X and each of the following entities as of June 30, 2026 (entities marked with an asterisk were consolidated through their disposal on March 20, 2026):

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries
Baoya New Energy (Shandong) Co., Ltd.*	October 21, 2021	The PRC	100.00%	Investment holding
Baoya New Energy Automobile Sale (Yantai) Co., Ltd.*	November 29, 2019	The PRC	93.92%	New energy vehicle sales
Baoya New Energy Automobile R&D (Xiangyang) Co., Ltd.*	May 25, 2022	The PRC	85.17%	Research and development of new energy vehicles
Baoya New Energy Automobile R&D Institution (Yantai) Co., Ltd.*	November 29, 2019	The PRC	85.17%	Research and development of new energy vehicles
Baoya Technology Holdings Limited*	July 12, 2021	BVI	100.00%	Investment holding
Baoyaev Group Limited*	July 28, 2021	Hong Kong	100.00%	Investment holding
Chijet Inc.*	July 6, 2021	Cayman Islands	100.00%	Investment holding
Dezhou Yarui New Energy Automobile Co., Ltd.*	February 1, 2016	The PRC	65.23%	R&D and manufacturing of new energy vehicles
Dezhou Yitu New Energy Automobile Co., Ltd.*	April 23, 2011	The PRC	86.43%	R&D and manufacturing of special electric vehicles
Faw Jilin Automobile Co., Ltd.*	June 20, 1984	The PRC	60.05%	Commercial vehicles, passenger vehicles manufacturing
Faw Jilin Automobile Sale Co., Ltd.*	June 23, 2021	The PRC	60.05%	Vehicle sales
Jupiter Wellness Acquisition Corp. (the “JWAC”)	September 14, 2021	Delaware, US	100.00%	Investment holding
Shandong Baoya New Energy Vehicle Co., Ltd.*	April 14, 2009	The PRC	85.17%	New energy vehicle production and manufacturing
Xiangyang Yazhi New Energy Automobile Co., Ltd.*	May 16, 2016	The PRC	85.17%	R&D and manufacturing of small new energy vehicles
Xiangyang Yazhi New Energy Automobile Sale Co., Ltd.*	July 22, 2016	The PRC	85.17%	Sales of small new energy vehicles
NexFi Inc	October 22, 2025	Wyoming, US	100.00%	Data and information service

*	The above subsidiaries were disposed on March 20, 2026. For further details, see Note 5 – Discontinued Operations.

(e) Liquidity and going concern

The accompanying unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business.

The Company has undergone a significant strategic transformation during the six months ended June 30, 2026, including the disposal of its legacy automotive business (see Note 5) and a transition to digital asset-related activities, which have limited operating history. As a result, the Company’s continuing operations consist primarily of digital asset-related activities and have not yet generated any revenues. For the six months ended June 30, 2026, the Company incurred a net loss from continuing operations of approximately US$189.01 million, primarily attributable to the decrease in fair value of its cryptocurrency holdings.

In accordance with applicable accounting guidance, management has evaluated the Company’s ability to continue as a going concern for a period of at least twelve months from the date of issuance of these financial statements. This evaluation included the preparation of detailed cash flow forecasts reflecting the Company’s current cost structure, expected operating requirements, and available liquidity sources.

As of June 30, 2026, the Company had working capital of approximately US$216.81 million, and held approximately US$1.34 million in cash and cash equivalents as well as approximately US$214.99 million in digital assets (consisting entirely of EDGEAI tokens).

On June 24, 2026, the Company entered into a securities purchase agreement with several investors for a private placement of units with an aggregate size of $700 million. On July 3, 2026, the Company received 491,849,359 EDGEAI tokens in settlement of the subscription receivable (see Note 11). The EDGEAI tokens received under this private placement may be monetized to fund operating expenditures through multiple approaches, including (i) sales on public trading platforms; (ii) off-market transfers to accredited institutional investors; (iii) settlement of platform-related usage fees where counterparties accept token payments; and (iv) bilateral swaps into more liquid digital assets for subsequent conversion to fiat cash. Realization of cash is subject to limited market liquidity, counterparty availability and regulatory uncertainties.

Based on management’s cash flow forecast, the Company’s existing cash resources, together with forecast cash flows from its continuing operations, are expected to be sufficient to meet its operating requirements over the assessment period. Management has also considered downside scenarios relating to the timing and level of forecast revenues. In addition, the Company’s digital asset holdings provide a further potential source of liquidity, although the amount and timing of any realization are subject to market conditions and price volatility.

Accordingly, management believes that it is not probable that the Company will be unable to meet its obligations as they fall due within one year from the issuance date of these financial statements, and the unaudited condensed consolidated financial statements have been prepared on a going concern basis.